QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	December 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.1%
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 0.4%
Orange SA	17,700	$210,658	(a)

Entertainment - 3.0%
Activision Blizzard Inc.	2,600	241,410	(b)
Electronic Arts Inc.	2,645	379,822	(b)
G5 Entertainment AB	4,823	237,543	(a)
Nintendo Co. Ltd.	400	255,276	(a)
Take-Two Interactive Software Inc.	2,000	415,580	*(b)
Vivendi SA	5,400	174,142	(a)

Total Entertainment		1,703,773

Interactive Media & Services - 1.5%
Cargurus Inc.	9,300	295,089	*(b)
Rightmove PLC	38,300	341,068	*(a)
Zillow Group Inc., Class C Shares	1,400	181,720	*(b)

Total Interactive Media & Services		817,877

Media - 2.2%
Criteo SA, ADR	19,600	401,996	*(b)
ITV PLC	285,000	416,620	*(a)
Nippon Television Holdings Inc.	18,700	204,026	(a)
ValueCommerce Co. Ltd.	6,000	186,123	(a)

Total Media		1,208,765

Wireless Telecommunication Services - 0.3%
KDDI Corp.	5,700	169,275	(a)

TOTAL COMMUNICATION SERVICES		4,110,348

CONSUMER DISCRETIONARY - 15.2%
Auto Components - 1.1%
Autoliv Inc.	1,900	177,432	(a)
Linamar Corp.	3,300	174,787
Magna International Inc.	4,000	283,164

Total Auto Components		635,383

Automobiles - 0.3%
Trigano SA	1,050	185,833	(a)

Hotels, Restaurants & Leisure - 0.9%
Betsson AB	34,000	304,429	(a)
Kindred Group PLC	20,000	195,735	*(a)

Total Hotels, Restaurants & Leisure		500,164

Household Durables - 3.4%
Berkeley Group Holdings PLC	3,900	253,153	(a)
De’ Longhi SpA	5,200	163,657	(a)

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	1

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Household Durables - (continued)
Forbo Holding AG, Registered Shares	125	$214,667	(a)
Lennar Corp., Class A Shares	2,400	182,952	(b)
Meritage Homes Corp.	4,100	339,562	*(b)
PulteGroup Inc.	9,200	396,704	(b)
Sekisui House Ltd.	17,300	352,463	(a)

Total Household Durables		1,903,158

Internet & Direct Marketing Retail - 1.4%
boohoo Group PLC	53,400	251,807	*(a)
HelloFresh SE	6,600	510,035	*(a)

Total Internet & Direct Marketing Retail		761,842

Leisure Products - 0.3%
Sankyo Co. Ltd.	6,700	181,271	(a)

Multiline Retail - 2.9%
B&M European Value Retail SA	26,000	183,608	(a)
Canadian Tire Corp. Ltd., Class A Shares	1,700	223,475
Dollar General Corp.	1,000	210,300	(b)
Harvey Norman Holdings Ltd.	53,200	192,468	(a)
Next PLC	4,300	416,979	*(a)
Target Corp.	2,200	388,366	(b)

Total Multiline Retail		1,615,196

Specialty Retail - 3.4%
AutoZone Inc.	140	165,962	*(b)
Best Buy Co. Inc.	3,573	356,550	(b)
JB Hi-Fi Ltd.	5,000	187,487	(a)
JD Sports Fashion PLC	30,500	359,329	*(a)
Kingfisher PLC	76,500	283,077	*(a)
Lowe’s Cos. Inc.	1,450	232,739	(b)
Tractor Supply Co.	2,351	330,503	(b)

Total Specialty Retail		1,915,647

Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp.	1,400	401,492	*(b)
Pandora A/S	3,800	424,530	(a)

Total Textiles, Apparel & Luxury Goods		826,022

TOTAL CONSUMER DISCRETIONARY		8,524,516

CONSUMER STAPLES - 6.8%
Beverages - 0.7%
Boston Beer Co. Inc., Class A Shares	180	178,972	*(b)
National Beverage Corp.	2,500	212,250	(b)

Total Beverages		391,222

See Notes to Schedule of Investments.

2	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Food & Staples Retailing - 3.3%
BJ’s Wholesale Club Holdings Inc.	4,100	$152,848	*(b)
Empire Co. Ltd., Class A Shares	9,000	245,981
GrainCorp Ltd., Class A Shares	42,800	138,685	(a)
Kesko oyj, Class B Shares	8,100	208,123	(a)
Lawson Inc.	3,600	167,757	(a)
METRO AG	21,100	237,081	(a)
North West Co. Inc.	6,200	158,008
Seven & i Holdings Co. Ltd.	5,600	198,865	(a)
Sprouts Farmers Market Inc.	15,800	317,580	*(b)

Total Food & Staples Retailing		1,824,928

Food Products - 1.3%
Elders Ltd.	18,000	136,877	(a)
Emmi AG	175	180,141	(a)
Viscofan SA	5,450	387,121	(a)

Total Food Products		704,139

Personal Products - 0.2%
Medifast Inc.	700	137,438	(b)

Tobacco - 1.3%
Altria Group Inc.	4,700	192,700	(b)
Japan Tobacco Inc.	8,600	175,256	(a)
Swedish Match AB	4,800	372,872	(a)

Total Tobacco		740,828

TOTAL CONSUMER STAPLES		3,798,555

ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Cosmo Energy Holdings Co. Ltd.	16,900	301,548	(a)
ENEOS Holdings Inc.	97,500	350,525	(a)
Inpex Corp.	26,500	143,206	(a)
Lundin Energy AB	8,850	238,979	(a)
Royal Dutch Shell PLC, Class A Shares	11,000	195,287	(a)
Royal Dutch Shell PLC, Class B Shares	7,800	134,381	(a)
Seven Generations Energy Ltd., Class A Shares	45,000	233,679	*
Tourmaline Oil Corp.	11,700	157,728

TOTAL ENERGY		1,755,333

FINANCIALS - 12.4%
Banks - 4.0%
ABN AMRO Bank NV, CVA	17,200	168,725	*(a)
Aozora Bank Ltd.	12,000	221,689	(a)
Citigroup Inc.	5,500	339,130	(b)
Citizens Financial Group Inc.	8,600	307,536	(b)

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	3

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Banks - (continued)
Comerica Inc.	3,100	$173,166	(b)
Huntington Bancshares Inc.	20,700	261,441	(b)
Investors Bancorp Inc.	17,100	180,576	(b)
Regions Financial Corp.	12,200	196,664	(b)
Swedbank AB, Class A Shares	10,400	182,853	*(a)
US Bancorp	4,900	228,291	(b)

Total Banks		2,260,071

Capital Markets - 1.7%
3i Group PLC	13,000	207,694	(a)
Banca Generali SpA	5,000	166,212	*(a)
Flow Traders	3,900	128,922	(a)
Man Group PLC	123,882	235,164	(a)
Quilter PLC	88,800	186,713	(a)

Total Capital Markets		924,705

Consumer Finance - 0.5%
Synchrony Financial	7,300	253,383	(b)

Diversified Financial Services - 0.6%
Plus500 Ltd.	17,000	337,222	(a)

Insurance - 5.1%
ASR Nederland NV	6,200	250,754	(a)
Direct Line Insurance Group PLC	95,000	412,952	(a)
Great-West Lifeco Inc.	7,200	171,671
Japan Post Insurance Co. Ltd.	12,400	254,182	(a)
Legal & General Group PLC	91,500	336,323	(a)
MetLife Inc.	6,612	310,433	(b)
NN Group NV	4,600	201,239	(a)
SCOR SE	5,000	161,559	*(a)
Sun Life Financial Inc.	5,000	222,327
Swiss Life Holding AG, Registered Shares	550	256,026	(a)
T&D Holdings Inc.	24,300	287,585	(a)

Total Insurance		2,865,051

Thrifts & Mortgage Finance - 0.5%
First National Financial Corp.	8,900	290,024

TOTAL FINANCIALS		6,930,456

HEALTH CARE - 7.8%
Biotechnology - 0.7%
Pharma Mar SA	1,750	152,062	(a)
Regeneron Pharmaceuticals Inc.	500	241,555	*(b)

Total Biotechnology		393,617

See Notes to Schedule of Investments.

4	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 0.3%
Inmode Ltd.	3,800	$180,424	*(b)

Health Care Providers & Services - 3.5%
Cardinal Health Inc.	6,600	353,496	(b)
Chemed Corp.	435	231,685	(b)
Ensign Group Inc.	2,200	160,424	(b)
Galenica AG	2,500	166,545	(a)
Humana Inc.	900	369,243	(b)
McKesson Corp.	2,057	357,754	(b)
Molina Healthcare Inc.	1,500	319,020	*(b)

Total Health Care Providers & Services		1,958,167

Life Sciences Tools & Services - 0.6%
ICON PLC	1,700	331,466	*(b)

Pharmaceuticals - 2.7%
Hikma Pharmaceuticals PLC	8,200	282,461	(a)
Kaken Pharmaceutical Co. Ltd.	5,100	197,348	(a)
Novo Nordisk A/S, Class B Shares	4,400	307,760	(a)
Ono Pharmaceutical Co. Ltd.	5,800	174,794	(a)
Orion oyj, Class B Shares	6,658	305,198	(a)
Shionogi & Co. Ltd.	3,700	202,248	(a)

Total Pharmaceuticals		1,469,809

TOTAL HEALTH CARE		4,333,483

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	800	283,984	(b)
Northrop Grumman Corp.	600	182,832	(b)
Ultra Electronics Holdings PLC	9,300	263,667	(a)

Total Aerospace & Defense		730,483

Air Freight & Logistics - 0.4%
Royal Mail PLC	48,500	224,161	*(a)

Building Products - 1.2%
Masco Corp.	3,500	192,255	(b)
Reliance Worldwide Corp. Ltd.	60,000	187,533	(a)
Sanwa Holdings Corp.	27,000	314,382	(a)

Total Building Products		694,170

Construction & Engineering - 1.3%
Balfour Beatty PLC	48,100	177,938	*(a)
Kyudenko Corp.	11,400	368,157	(a)
Sweco AB	11,100	203,709	(a)

Total Construction & Engineering		749,804

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	5

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Electrical Equipment - 0.7%
Signify NV	9,100	$385,531	*(a)

Machinery - 1.5%
IMI PLC	25,900	414,732	(a)
Trelleborg AB, Class B Shares	10,800	240,223	*(a)
Valmet oyj	5,400	154,380	(a)

Total Machinery		809,335

Marine - 0.8%
A.P. Moller - Maersk A/S, Class B Shares	130	289,891	(a)
Kuehne + Nagel International AG, Registered Shares	800	181,353	(a)

Total Marine		471,244

Professional Services - 4.6%
BayCurrent Consulting Inc.	1,900	333,979	(a)
IR Japan Holdings Ltd.	2,400	384,220	(a)
JAC Recruitment Co. Ltd.	13,300	244,281	(a)
ManpowerGroup Inc.	2,300	207,414	(b)
McMillan Shakespeare Ltd.	25,000	239,042	(a)
Meitec Corp.	6,500	337,968	(a)
Pagegroup PLC	28,500	174,558	*(a)
Randstad NV	2,600	169,249	*(a)
Robert Half International Inc.	2,077	129,771	(b)
TriNet Group Inc.	4,300	346,580	*(b)

Total Professional Services		2,567,062

Road & Rail - 0.5%
Aurizon Holdings Ltd.	98,100	295,231	(a)

Trading Companies & Distributors - 1.8%
Ashtead Group PLC	3,900	183,529	(a)
Bunzl PLC	8,700	290,811	(a)
Ferguson PLC	1,700	206,739	(a)
Hanwa Co. Ltd.	11,900	320,154	(a)

Total Trading Companies & Distributors		1,001,233

Transportation Infrastructure - 0.5%
Kamigumi Co. Ltd.	13,600	248,559	(a)

TOTAL INDUSTRIALS		8,176,813

INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.7%
Spirent Communications PLC	102,000	367,551	(a)

Electronic Equipment, Instruments & Components - 1.0%
ALSO Holding AG, Registered Shares	1,450	414,213	(a)
Celestica Inc.	20,200	162,977	*

Total Electronic Equipment, Instruments & Components		577,190

See Notes to Schedule of Investments.

6	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
IT Services - 2.6%
Alliance Data Systems Corp.	4,500	$333,450	(b)
Computacenter PLC	9,000	301,653	(a)
Fujitsu Ltd.	1,400	202,668	(a)
Nomura Research Institute Ltd.	7,500	267,983	(a)
SCSK Corp.	5,600	320,557	(a)

Total IT Services		1,426,311

Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials Inc.	4,500	388,350	(b)
ASM International NV	2,100	459,107	(a)
BE Semiconductor Industries NV	4,600	277,113	(a)
Cirrus Logic Inc.	3,100	254,820	*(b)
Lam Research Corp.	450	212,522	(b)
Qorvo Inc.	2,400	399,048	*(b)
Tokyo Electron Ltd.	700	261,090	(a)

Total Semiconductors & Semiconductor Equipment		2,252,050

Software - 3.4%
Check Point Software Technologies Ltd.	3,129	415,875	*(b)
Citrix Systems Inc.	2,300	299,230	(b)
Crowdstrike Holdings Inc., Class A Shares	1,400	296,548	*(b)
Fortinet Inc.	2,700	401,031	*(b)
Justsystems Corp.	2,200	152,258	(a)
Qualys Inc.	2,950	359,517	*(b)

Total Software		1,924,459

Technology Hardware, Storage & Peripherals - 1.1%
Apple Inc.	1,700	225,573	(b)
Logitech International SA, Registered Shares	2,400	232,773	(a)
Xerox Holdings Corp.	6,900	160,011	(b)

Total Technology Hardware, Storage & Peripherals		618,357

TOTAL INFORMATION TECHNOLOGY		7,165,918

MATERIALS - 8.0%
Chemicals - 1.2%
Mitsubishi Gas Chemical Co. Inc.	9,000	207,221	(a)
Tokuyama Corp.	10,600	238,527	(a)
Wacker Chemie AG	1,800	256,753	(a)

Total Chemicals		702,501

Construction Materials - 0.8%
LafargeHolcim Ltd., Registered Shares	4,100	224,996	(a)
Sumitomo Osaka Cement Co. Ltd.	7,500	220,144	(a)

Total Construction Materials		445,140

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	7

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Containers & Packaging - 0.3%
International Paper Co.	3,300	$164,076	(b)

Metals & Mining - 4.4%
Centerra Gold Inc.	33,800	391,399
Dundee Precious Metals Inc.	26,600	191,209
Endeavour Mining Corp.	9,954	231,627	*
Ferrexpo PLC	64,000	247,738	(a)
Fortescue Metals Group Ltd.	25,200	455,624	(a)
Iluka Resources Ltd.	41,500	207,816	(a)
Kinross Gold Corp.	20,400	149,687
Mineral Resources Ltd.	8,300	239,836	(a)
Newmont Corp.	3,400	203,626	(b)
Regis Resources Ltd.	50,000	142,991	(a)

Total Metals & Mining		2,461,553

Paper & Forest Products - 1.3%
Canfor Corp.	14,100	254,551	*
Louisiana-Pacific Corp.	4,900	182,133	(b)
West Fraser Timber Co. Ltd.	4,200	269,838

Total Paper & Forest Products		706,522

TOTAL MATERIALS		4,479,792

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 2.4%
CoreCivic Inc.	12,400	81,220	(b)
Japan Logistics Fund Inc.	80	235,929	(a)
Japan Retail Fund Investment Corp.	165	300,903	(a)
Kimco Realty Corp.	22,000	330,220	(b)
Mercialys SA	22,600	199,471	(a)
Mori Trust Sogo Reit Inc.	125	161,321	(a)

Total Equity Real Estate Investment Trusts (REITs)		1,309,064

Real Estate Management & Development - 1.3%
Daito Trust Construction Co. Ltd.	3,000	280,585	(a)
Real Matters Inc.	19,400	292,776	*
Realogy Holdings Corp.	12,700	166,624	*(b)

Total Real Estate Management & Development		739,985

TOTAL REAL ESTATE		2,049,049

UTILITIES - 3.3%
Electric Utilities - 0.4%
BKW AG	1,900	213,283	(a)

See Notes to Schedule of Investments.

8	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY		SHARES	VALUE
Gas Utilities - 1.3%
Nippon Gas Co. Ltd.		7,400	$399,263	(a)
Rubis SCA		7,300	338,949	(a)

Total Gas Utilities			738,212

Independent Power and Renewable Electricity Producers - 1.0%
Capital Power Corp.		8,100	222,593
Drax Group PLC		72,900	375,149	(a)

Total Independent Power and Renewable Electricity Producers			597,742

Multi-Utilities - 0.6%
Atco Ltd., Class I Shares		11,100	318,202

TOTAL UTILITIES			1,867,439

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $42,050,308)			53,191,702

RATE
SHORT-TERM INVESTMENTS - 7.4%
Invesco Treasury Portfolio, Institutional Class (Cost - $4,118,476)	0.010%	4,118,476	4,118,476

TOTAL INVESTMENTS - 102.5% (Cost - $46,168,784)			57,310,178
Liabilities in Excess of Other Assets - (2.5)%			(1,397,155)

TOTAL NET ASSETS - 100.0%			$55,913,023

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (94.9)%
COMMON STOCKS - (94.6)%
COMMUNICATION SERVICES - (7.0)%
Diversified Telecommunication Services - (0.9)%
Cellnex Telecom SA	(4,100)	$(246,140	)(a)
Infrastrutture Wireless Italiane SpA	(20,800)	(252,139	)(a)

Total Diversified Telecommunication Services		(498,279)

Entertainment - (3.1)%
Cineworld Group PLC	(190,000)	(164,721	)(a)
CTS Eventim AG & Co. KGaA	(3,400)	(225,985	)*(a)
Konami Holdings Corp.	(4,800)	(270,174	)(a)
Madison Square Garden Sports Corp.	(900)	(165,690	)*
Spotify Technology SA	(500)	(157,330	)*

.

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	9

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Entertainment - (continued)
Toei Co. Ltd.	(900)	$(147,166	)(a)
Toho Co. Ltd.	(4,400)	(185,585	)(a)
Walt Disney Co.	(2,100)	(380,478	)*

Total Entertainment		(1,697,129)

Interactive Media & Services - (1.3)%
Adevinta ASA	(10,000)	(167,899	)*(a)
SEEK Ltd.	(17,000)	(374,281	)(a)
TripAdvisor Inc.	(5,400)	(155,412	)*

Total Interactive Media & Services		(697,592)

Media - (1.3)%
Ascential PLC	(38,400)	(202,427	)*(a)
Cable One Inc.	(79)	(175,990)
ViacomCBS Inc., Class A Shares	(8,900)	(336,598)

Total Media		(715,015)

Wireless Telecommunication Services - (0.4)%
Millicom International Cellular SA	(5,900)	(232,017	)*(a)

TOTAL COMMUNICATION SERVICES		(3,840,032)

CONSUMER DISCRETIONARY - (14.9)%
Auto Components - (1.5)%
Denso Corp.	(4,800)	(285,788	)(a)
Faurecia SE	(4,500)	(230,698	)*(a)
Hella GmbH & Co. KGaA	(2,800)	(181,124	)*(a)
Valeo SA	(4,800)	(189,571	)(a)

Total Auto Components		(887,181)

Automobiles - (2.1)%
Fiat Chrysler Automobiles NV	(15,800)	(282,535	)*(a)
Isuzu Motors Ltd.	(20,500)	(195,171	)(a)
Mitsubishi Motors Corp.	(92,000)	(193,969	)*(a)
Peugeot SA	(8,000)	(218,937	)*(a)
Renault SA	(6,700)	(293,166	)*(a)

Total Automobiles		(1,183,778)

Hotels, Restaurants & Leisure - (6.1)%
Aramark	(5,800)	(223,184)
Churchill Downs Inc.	(920)	(179,207)
Compass Group PLC	(8,700)	(162,346	)(a)
Crown Resorts Ltd.	(34,000)	(252,647	)(a)
Fuji Kyuko Co. Ltd.	(3,400)	(158,793	)*(a)
Great Canadian Gaming Corp.	(5,500)	(187,870	)*
J D Wetherspoon PLC	(15,300)	(233,723	)*(a)
Oriental Land Co. Ltd.	(1,900)	(314,047	)(a)

See Notes to Schedule of Investments.

10	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (continued)
Planet Fitness Inc., Class A Shares	(2,600)	$(201,838	)*
Restaurant Group PLC	(95,721)	(84,434	)*(a)
Royal Caribbean Cruises Ltd.	(2,500)	(186,725)
SSP Group PLC	(58,700)	(266,578	)(a)
Starbucks Corp.	(1,700)	(181,866)
Vail Resorts Inc.	(700)	(195,272)
Whitbread PLC	(6,300)	(267,303	)*(a)
William Hill PLC	(68,000)	(250,951	)*(a)

Total Hotels, Restaurants & Leisure		(3,346,784)

Household Durables - (1.3)%
Bellway PLC	(4,500)	(182,115	)(a)
Countryside Properties PLC	(40,400)	(259,436	)(a)
Taylor Wimpey PLC	(134,800)	(306,468	)*(a)

Total Household Durables		(748,019)

Internet & Direct Marketing Retail - (2.1)%
Delivery Hero SE	(1,200)	(186,252	)*(a)
Expedia Group Inc.	(1,900)	(251,560)
Farfetch Ltd., Class A Shares	(5,600)	(357,336	)*
Ocado Group PLC	(5,300)	(166,072	)*(a)
Trainline PLC	(36,400)	(231,281	)*(a)

Total Internet & Direct Marketing Retail		(1,192,501)

Leisure Products - (0.3)%
Hasbro Inc.	(1,750)	(163,695)

Specialty Retail - (0.7)%
Burlington Stores Inc.	(600)	(156,930	)*
Carvana Co.	(740)	(177,260	)*
Valora Holding AG, Registered Shares	(400)	(78,509	)*(a)

Total Specialty Retail		(412,699)

Textiles, Apparel & Luxury Goods - (0.8)%
Kering SA	(295)	(214,464	)(a)
LVMH Moet Hennessy Louis Vuitton SE	(370)	(231,187	)(a)

Total Textiles, Apparel & Luxury Goods		(445,651)

TOTAL CONSUMER DISCRETIONARY		(8,380,308)

CONSUMER STAPLES - (6.5)%
Beverages - (2.6)%
Anheuser-Busch InBev SA/NV	(4,800)	(335,436	)(a)
Coca-Cola Bottlers Japan Holdings Inc.	(11,500)	(179,677	)(a)
Coca-Cola HBC AG	(5,900)	(191,893	)*(a)
Diageo PLC	(5,300)	(209,462	)(a)
Heineken NV	(2,200)	(245,344	)(a)

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	11

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Beverages - (continued)
Pernod Ricard SA	(1,000)	$(191,688	)(a)
Remy Cointreau SA	(1,000)	(185,861	)(a)

Total Beverages		(1,539,361)

Food & Staples Retailing - (1.5)%
Aeon Co. Ltd.	(10,000)	(328,256	)(a)
Metro Inc.	(3,500)	(156,179)
Tesco PLC	(59,900)	(189,114	)(a)
Wm Morrison Supermarkets PLC	(79,300)	(192,355	)(a)

Total Food & Staples Retailing		(865,904)

Food Products - (1.1)%
Bakkafrost P/F	(3,200)	(228,554	)*(a)
Kerry Group PLC, Class A Shares	(1,400)	(202,811	)(a)
Simply Good Foods Co.	(5,700)	(178,752	)*

Total Food Products		(610,117)

Personal Products - (1.3)%
Fancl Corp.	(6,400)	(255,605	)(a)
Kose Corp.	(1,400)	(239,264	)(a)
Shiseido Co. Ltd.	(3,400)	(235,847	)(a)

Total Personal Products		(730,716)

TOTAL CONSUMER STAPLES		(3,746,098)

ENERGY - (2.8)%
Energy Equipment & Services - (0.3)%
TGS NOPEC Geophysical Co. ASA	(12,400)	(189,312	)(a)

Oil, Gas & Consumable Fuels - (2.5)%
Aker BP ASA	(11,400)	(287,372	)(a)
Hess Corp.	(6,500)	(343,135)
Inter Pipeline Ltd.	(24,700)	(230,332)
Marathon Petroleum Corp.	(4,000)	(165,440)
Oil Search Ltd.	(68,800)	(196,882	)(a)
Pembina Pipeline Corp.	(6,305)	(149,093)

Total Oil, Gas & Consumable Fuels		(1,372,254)

TOTAL ENERGY		(1,561,566)

FINANCIALS - (12.3)%
Banks - (4.3)%
Allegiance Bancshares Inc.	(4,500)	(153,585)
Banco BPM SpA	(82,900)	(182,007	)*(a)
Banco Santander SA, ADR	(89,334)	(272,469	)*
Barclays PLC, ADR	(35,200)	(281,248	)*
Commonwealth Bank of Australia	(4,700)	(297,835	)(a)
FinecoBank Banca Fineco SpA	(10,600)	(172,988	)*(a)

See Notes to Schedule of Investments.

12	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Banks - (continued)
HSBC Holdings PLC	(53,000)	$(276,539	)*(a)
Kyushu Financial Group Inc.	(44,400)	(183,305	)(a)
National Australia Bank Ltd.	(9,800)	(170,974	)(a)
Truist Financial Corp.	(4,000)	(191,720)
Westpac Banking Corp.	(18,703)	(279,057	)(a)

Total Banks		(2,461,727)

Capital Markets - (4.0)%
ASX Ltd.	(4,600)	(255,524	)(a)
Brookfield Asset Management Inc., Class A Shares	(8,000)	(330,160)
Charles Schwab Corp.	(5,200)	(275,808)
CME Group Inc.	(1,000)	(182,050)
Intercontinental Exchange Inc.	(1,500)	(172,935)
KKR & Co. Inc.	(6,400)	(259,136)
Macquarie Group Ltd.	(3,200)	(341,928	)(a)
TMX Group Ltd.	(2,200)	(219,741)
Tradeweb Markets Inc., Class A Shares	(2,800)	(174,860)

Total Capital Markets		(2,212,142)

Diversified Financial Services - (1.9)%
Aker ASA, Class A Shares	(3,300)	(215,480	)(a)
Element Fleet Management Corp.	(16,400)	(172,387)
Industrivarden AB, Class C Shares	(7,385)	(239,183	)*(a)
Investor AB, Class B Shares	(2,750)	(200,990	)(a)
Tokyo Century Corp.	(3,100)	(246,249	)(a)

Total Diversified Financial Services		(1,074,289)

Insurance - (2.1)%
Brown & Brown Inc.	(7,363)	(349,080)
Hiscox Ltd.	(15,400)	(212,326	)*(a)
Marsh & McLennan Cos. Inc.	(1,750)	(204,750)
Willis Towers Watson PLC	(980)	(206,466)
Zurich Insurance Group AG	(400)	(169,536	)(a)

Total Insurance		(1,142,158)

TOTAL FINANCIALS		(6,890,316)

HEALTH CARE - (8.4)%
Health Care Equipment & Supplies - (4.5)%
Ambu A/S, Class B Shares	(5,100)	(220,206	)(a)
Asahi Intecc Co. Ltd.	(9,400)	(343,154	)(a)
Axonics Modulation Technologies Inc.	(3,700)	(184,704	)*
Cooper Cos. Inc.	(1,000)	(363,320)
Elekta AB, Class B Shares	(16,000)	(214,713	)(a)
Envista Holdings Corp.	(7,600)	(256,348	)*

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	13

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
Menicon Co. Ltd.	(2,400)	$(145,464	)(a)

Straumann Holding AG, Registered Shares	(200)	(232,926	)(a)
Teleflex Inc.	(400)	(164,628)
Terumo Corp.	(8,000)	(334,597	)(a)

Total Health Care Equipment & Supplies		(2,460,060)

Health Care Providers & Services - (1.1)%
As One Corp.	(1,100)	(188,081	)(a)
HealthEquity Inc.	(3,900)	(271,869	)*
Ramsay Health Care Ltd.	(4,000)	(191,894	)(a)

Total Health Care Providers & Services		(651,844)

Health Care Technology - (0.2)%
Tabula Rasa HealthCare Inc.	(3,240)	(138,802	)*

Life Sciences Tools & Services - (0.4)%
Evotec SE	(5,500)	(203,510	)*(a)

Pharmaceuticals - (2.2)%
Bayer AG, Registered Shares	(3,300)	(193,966	)(a)
Dechra Pharmaceuticals PLC	(4,900)	(231,287	)(a)
Elanco Animal Health Inc.	(6,400)	(196,288	)*
H Lundbeck A/S	(5,700)	(195,255	)(a)
Pfizer Inc.	(4,100)	(150,921)
Sumitomo Dainippon Pharma Co. Ltd.	(13,400)	(197,697	)(a)

Total Pharmaceuticals		(1,165,414)

TOTAL HEALTH CARE		(4,619,630)

INDUSTRIALS - (14.5)%
Aerospace & Defense - (3.0)%
Airbus SE	(2,085)	(229,036	)*(a)
Boeing Co.	(1,500)	(321,090)
Bombardier Inc., Class B shares	(175,500)	(66,180	)*
Cubic Corp.	(4,800)	(297,792)
Kratos Defense & Security Solutions Inc.	(7,000)	(192,010	)*
Meggitt PLC	(43,000)	(274,723	)*(a)
MTU Aero Engines AG	(940)	(244,917	)(a)
Rolls-Royce Holdings PLC	(72,100)	(109,772	)*(a)

Total Aerospace & Defense		(1,735,520)

Airlines - (0.4)%
Wizz Air Holdings PLC	(3,800)	(237,330	)*(a)

Building Products - (0.9)%
Daikin Industries Ltd.	(800)	(178,173	)(a)

See Notes to Schedule of Investments.

14	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Building Products - (continued)
ROCKWOOL International A/S, Class B Shares	(480)	$(179,738	)(a)
TOTO Ltd.	(2,800)	(168,501	)(a)

Total Building Products		(526,412)

Commercial Services & Supplies - (0.9)%
MSA Safety Inc.	(1,300)	(194,207)
Waste Connections Inc.	(3,100)	(317,866)

Total Commercial Services & Supplies		(512,073)

Electrical Equipment - (0.9)%
Melrose Industries PLC	(137,000)	(334,119	)*(a)
Siemens Gamesa Renewable Energy SA	(4,800)	(194,861	)(a)

Total Electrical Equipment		(528,980)

Machinery - (3.1)%
Alstom SA	(3,000)	(170,127	)*(a)
Daifuku Co. Ltd.	(2,700)	(334,195	)(a)
Kennametal Inc.	(4,600)	(166,704)
MINEBEA MITSUMI Inc.	(7,700)	(153,192	)(a)
MISUMI Group Inc.	(9,900)	(325,157	)(a)
Xylem Inc.	(2,000)	(203,580)
Yaskawa Electric Corp.	(6,800)	(338,772	)(a)

Total Machinery		(1,691,727)

Professional Services - (1.2)%
Dun & Bradstreet Holdings Inc.	(6,600)	(164,340	)*
Morneau Shepell Inc.	(8,300)	(202,332)
RELX PLC	(10,500)	(258,268	)(a)

Total Professional Services		(624,940)

Road & Rail - (2.1)%
East Japan Railway Co.	(2,600)	(174,043	)(a)
Keio Corp.	(2,200)	(170,810	)(a)
Kintetsu Group Holdings Co. Ltd.	(5,200)	(228,198	)(a)
National Express Group PLC	(84,700)	(275,235	)*(a)
Odakyu Electric Railway Co. Ltd.	(11,000)	(345,775	)(a)

Total Road & Rail		(1,194,061)

Transportation Infrastructure - (2.0)%
Auckland International Airport Ltd.	(42,000)	(229,540	)*(a)
Flughafen Zurich AG, Registered Shares	(1,175)	(207,835	)*(a)
Japan Airport Terminal Co. Ltd.	(5,400)	(327,983	)(a)
Transurban Group	(32,000)	(337,314	)(a)

Total Transportation Infrastructure		(1,102,672)

TOTAL INDUSTRIALS		(8,153,715)

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	15

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - (12.8)%
Electronic Equipment, Instruments & Components - (1.3)%
Hamamatsu Photonics KK	(4,200)	$(240,467	)(a)
Keyence Corp.	(600)	(337,669	)(a)
Kyocera Corp.	(2,800)	(171,855	)(a)

Total Electronic Equipment, Instruments & Components		(749,991)

IT Services - (5.0)%
Amadeus IT Group SA	(3,400)	(246,152	)(a)
Broadridge Financial Solutions Inc.	(1,300)	(199,160)
Capita PLC	(316,600)	(169,929	)*(a)
Computershare Ltd.	(29,500)	(332,165	)(a)
Edenred	(3,600)	(204,261	)(a)
Fidelity National Information Services Inc.	(2,200)	(311,212)
Global Payments Inc.	(1,600)	(344,672)
NEXTDC Ltd.	(34,000)	(322,028	)*(a)
Sabre Corp.	(23,300)	(280,066)
Worldline SA	(3,600)	(348,200	)*(a)

Total IT Services		(2,757,845)

Semiconductors & Semiconductor Equipment - (1.2)%
Cree Inc.	(3,700)	(391,830	)*
SOITEC	(1,500)	(292,257	)*(a)

Total Semiconductors & Semiconductor Equipment		(684,087)

Software - (5.0)%
8x8 Inc.	(10,416)	(359,040	)*
Altair Engineering Inc., Class A Shares	(4,565)	(265,592	)*
AVEVA Group PLC	(2,750)	(120,055	)(a)
Ceridian HCM Holding Inc.	(3,500)	(372,960	)*
Lightspeed POS Inc.	(5,700)	(402,300	)*
LivePerson Inc.	(4,600)	(286,258	)*
Pegasystems Inc.	(2,100)	(279,846)
Q2 Holdings Inc.	(1,600)	(202,448	)*
Splunk Inc.	(1,700)	(288,813	)*
Temenos AG, Registered Shares	(1,500)	(209,303	)(a)

Total Software		(2,786,615)

Technology Hardware, Storage & Peripherals - (0.3)%
Toshiba TEC Corp.	(4,900)	(177,038	)(a)

TOTAL INFORMATION TECHNOLOGY		(7,155,576)

MATERIALS - (7.8)%
Chemicals - (6.2)%
Air Liquide SA	(1,800)	(295,432	)(a)
Air Products and Chemicals Inc.	(900)	(245,898)

See Notes to Schedule of Investments.

16	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Chemicals - (continued)
Albemarle Corp.	(2,400)	$(354,048)
Chr Hansen Holding A/S	(1,700)	(174,911	)*(a)
Ecolab Inc.	(1,500)	(324,540)
International Flavors & Fragrances Inc.	(2,209)	(240,428)
JSR Corp.	(6,200)	(173,175	)(a)
Nippon Paint Holdings Co. Ltd.	(2,800)	(307,803	)(a)
Quaker Chemical Corp.	(800)	(202,712)
Scapa Group PLC	(91,000)	(230,128	)*(a)
Shin-Etsu Chemical Co. Ltd.	(1,400)	(245,089	)(a)
Showa Denko KK	(7,400)	(158,573	)(a)
Umicore SA	(5,400)	(259,412	)(a)
Victrex PLC	(8,836)	(283,733	)(a)

Total Chemicals		(3,495,882)

Containers & Packaging - (0.9)%
Ball Corp.	(2,200)	(204,996)
DS Smith PLC	(52,000)	(267,701	)*(a)

Total Containers & Packaging		(472,697)

Metals & Mining - (0.3)%
Seabridge Gold Inc.	(7,800)	(164,101	)*

Paper & Forest Products - (0.4)%
Svenska Cellulosa AB SCA, Class B Shares	(13,500)	(235,450	)*(a)

TOTAL MATERIALS		(4,368,130)

REAL ESTATE - (3.8)%
Equity Real Estate Investment Trusts (REITs) - (3.5)%
Alexandria Real Estate Equities Inc.	(1,300)	(231,686)
Americold Realty Trust	(4,600)	(171,718)
Digital Realty Trust Inc.	(1,000)	(139,510)
Equinix Inc.	(280)	(199,970)
Healthpeak Properties Inc.	(8,000)	(241,840)
JBG SMITH Properties	(6,400)	(200,128)
Nippon Prologis REIT Inc.	(70)	(218,522	)(a)
Shaftesbury PLC	(38,961)	(301,310	)(a)
Vicinity Centres	(170,000)	(210,665	)(a)

Total Equity Real Estate Investment Trusts (REITs)		(1,915,349)

Real Estate Management & Development - (0.3)%
Altus Group Ltd.	(4,200)	(162,140)

TOTAL REAL ESTATE		(2,077,489)

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	17

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY			SHARES	VALUE
UTILITIES - (3.8)%
Electric Utilities - (1.1)%
Elia Group SA/NV			(1,700)	$(202,584	)(a)
Orsted A/S			(1,900)	(388,597	)(a)

Total Electric Utilities				(591,181)

Independent Power and Renewable Electricity Producers - (1.2)%
Innergex Renewable Energy Inc.			(12,700)	(273,076)
Scatec ASA			(10,500)	(412,658	)(a)

Total Independent Power and Renewable Electricity Producers				(685,734)

Multi-Utilities - (1.0)%
Algonquin Power & Utilities Corp.			(13,500)	(222,189)
Ameren Corp.			(2,100)	(163,926)
National Grid PLC, ADR			(2,700)	(159,381)

Total Multi-Utilities				(545,496)

Water Utilities - (0.5)%
Essential Utilities Inc.			(5,550)	(262,459)

TOTAL UTILITIES				(2,084,870)

TOTAL COMMON STOCKS (PROCEEDS - $(42,657,010))				(52,877,730)

	RATE
PREFERRED STOCKS - (0.3)%
CONSUMER DISCRETIONARY - (0.3)%
Automobiles - (0.3)%
Porsche Automobil Holding SE
(Proceeds - $(148,369))	—%		(2,500)	(172,324	)(a)

		EXPIRATION DATE	WARRANTS
WARRANTS - (0.0)%††
Occidental Petroleum Corp. (Proceeds - $(11,138))		8/3/27	(2,250)	(15,322	)*

TOTAL SECURITIES SOLD SHORT (Proceeds $(42,816,517)				$(53,065,376)

††	Represents less than 0.1%.

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

18	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

At December 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,937,367	GBP	5,162,000	Bank of New York	1/21/21	$(122,899)
USD	8,673,029	JPY	898,851,000	Bank of New York	1/21/21	(34,403)
USD	4,077,894	CAD	5,189,000	Citibank N.A.	1/21/21	997
USD	4,791,810	EUR	3,938,000	Northern Trust Co.	1/21/21	(21,548)

Total						$(177,853)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

20

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

21

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$1,915,617	$2,194,731	—	$4,110,348
Consumer Discretionary	3,686,556	4,837,960	—	8,524,516
Consumer Staples	1,595,777	2,202,778	—	3,798,555
Energy	391,407	1,363,926	—	1,755,333
Financials	2,934,642	3,995,814	—	6,930,456
Health Care	2,545,067	1,788,416	—	4,333,483
Industrials	1,342,836	6,833,977	—	8,176,813
Information Technology	3,908,952	3,256,966	—	7,165,918
Materials	2,038,146	2,441,646	—	4,479,792
Real Estate	870,840	1,178,209	—	2,049,049
Utilities	540,795	1,326,644	—	1,867,439

Total Long-Term Investments	21,770,635	31,421,067	—	53,191,702

Short-Term Investments†	4,118,476	—	—	4,118,476

Total Investments	$25,889,111	$31,421,067	—	$57,310,178

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$997	—	$997

Total	$25,889,111	$31,422,064	—	$57,311,175

22

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†:
Common Stocks:
Communication Services	$1,371,498	$2,468,534	—	$3,840,032
Consumer Discretionary	2,462,743	5,917,565	—	8,380,308
Consumer Staples	334,931	3,411,167	—	3,746,098
Energy	888,000	673,566	—	1,561,566
Financials	3,446,395	3,443,921	—	6,890,316
Health Care	1,726,880	2,892,750	—	4,619,630
Industrials	2,126,101	6,027,614	—	8,153,715
Information Technology	3,984,197	3,171,379	—	7,155,576
Materials	1,736,723	2,631,407	—	4,368,130
Real Estate	1,346,992	730,497	—	2,077,489
Utilities	1,081,031	1,003,839	—	2,084,870
Preferred Stocks	—	172,324	—	172,324
Warrants	15,322	—	—	15,322
Total Securities Sold Short	20,520,813	32,544,563	—	53,065,376
Other Financial Instruments:
Forward Foreign Currency Contracts	—	178,850	—	178,850

Total	$20,520,813	$32,723,413	—	$53,244,226

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

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